Segment Reporting - Summary Of Significant Expense Categories For The Segment (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended	9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2024		Dec. 31, 2024	Sep. 30, 2025
Segment Reporting
External research and development costs	$ 22,010	[1]	$ 13,581	[1]	$ 13,659	[1]	$ 31,234 [2]	$ 64,580 [1]
Total operating expenses	(27,401)		(14,965)		(15,555)		(35,538)	(78,563)
Operating Segments
Segment Reporting
Research and development personnel-related costs (including stock-based compensation)	7,060		380		380		3,509	16,722
Other research and development costs	590		10		10		155	1,313
General and administrative personnel-related costs (including stock-based compensation)	3,585		14		14		1,714	8,261
General and administrative professional, consulting, and other fees	1,806		1,370		1,882		2,253	5,722
Other general and administrative costs							337
Total operating expenses	27,401		14,965		15,555		35,538	78,563
JADE-001 | Operating Segments
Segment Reporting
External research and development costs							22,992
JADE101 | Operating Segments
Segment Reporting
External research and development costs	6,035		12,631		12,709			23,051
JADE-002 | Operating Segments
Segment Reporting
External research and development costs							2,437
JADE201 | Operating Segments
Segment Reporting
External research and development costs	6,720		259		259			20,230
JADE-003 | Operating Segments
Segment Reporting
External research and development costs	$ 1,605		$ 301		$ 301		$ 2,141	$ 3,264

[1]	Includes related party amounts of $5.8 million and $17.5 million for the three and nine months ended September 30, 2025, respectively, and $13.1 million for the three months ended September 30, 2024 and $13.2 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $24.6 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).